Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Payroll and employee related expenses	$ 2,885	$ 4,216	$ 4,375
Professional fees	1,541	377	767
Third-party research and development expenses	73	773	840
Other	372	525	119
Total	$ 4,871	$ 5,891	$ 6,101